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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06052
Invesco Municipal Income Opportunities Trust III

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 3/31
Date of reporting period: 6/30/10

TABLE OF CONTENTS

Item 1. Schedule of Investments
EXHIBIT INDEX
Item 1. Schedule of Investments.

Invesco Municipal Income Opportunities Trust III
Quarterly Schedule of Portfolio Holdings
June 30, 2010

invesco.com/us	MS-CE-MIO3-QTR-1 06/10	Invesco Advisers, Inc.

Schedule of Investments
June 30, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations (105.2%)
Alabama (1.0%)
Colbert County-Northwest Alabama Health Care Authority, Helen Keller Hospital Ser 2003	5.75%	06/01/27	$500	$471,105

Selma Industrial Development Board, Gulf Opportunity Zone Ser 2010 A	5.80	05/01/34	225	227,635

				698,740

Arizona (3.4%)
Pima County Industrial Development Authority, Constellation Schools Ser 2008	7.00	01/01/38	650	611,669

Pima County Industrial Development Authority, Noah Webster Basic School Ser 2004A	6.125	12/15/34	1,000	932,400

Pima County Industrial Development Authority, Water & Wastewater Global Water Resources LLC Ser 2007 (AMT)	6.55	12/01/37	400	396,900

Pinal County Electrical District No. 4, Electric System Ser 2008	6.00	12/01/38	370	375,347

				2,316,316

California (5.6%)
California County Tobacco Securitization Agency, Gold County Settlement Funding Corp. Ser 2006 (a)	0.00	06/01/33	880	101,482

California Municipal Finance Authority Educational Facility, High Tech High-Media Arts Ser 2008 A	5.875	07/01/28	200	185,054

California Statewide Communities Development Authority, Aspire Public Schools Ser 2010	6.375	07/01/45	225	227,646

California Statewide Communities Development Authority, Lancer Educational Student Housing LLC Ser 2007	5.625	06/01/33	500	429,135

California Statewide Communities Development Authority, Thomas Jefferson School of Law Ser 2008 A	7.25	10/01/38	115	115,370

City of Alhambra, Atherton Baptist Homes Ser 2010 A	7.625	01/01/40	190	198,839

City of Bakersfield, Ser 2010 A (AGM Insd) (b)(c)	13.041	09/15/32	210	214,960

County of Sacramento, Community Facilities District No. 5 Ser 2007 A	6.00	09/01/37	225	186,284

County of San Diego, San Diego Natural History Museum (COPs)	5.60	02/01/18	700	592,998

Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.125	06/01/47	1,600	1,034,832

Quechan Indian Tribe of Fort Yuma, Indian Reservation Ser 2008	7.00	12/01/27	300	246,510

Silicon Valley Tobacco Securitization Authority, Santa Clara Tobacco Securitization Corp. Ser 2007 C (a)	0.00	06/01/56	5,000	56,350

Southern California Logistics Airport Authority, Ser 2008 A (a)	0.00	12/01/44	4,070	289,377

				3,878,837

Colorado (3.9%)
Colorado Health Facilities Authority, Christian Living Communities Ser 2006 A	5.75	01/01/37	500	438,120

Colorado Health Facilities Authority, Christian Living Communities Ser 2009 A	9.00	01/01/34	250	269,835

Copperleaf Metropolitan District No. 2, Ser 2006	5.95	12/01/36	1,000	688,940

Elk Valley Public Improvement Corporation Ser 2001 A	7.30	09/01/22	500	494,855

Elk Valley Public Improvement Corporation Ser 2001 A	7.35	09/01/31	500	468,895

Northwest Metropolitan District No. 3, Ser 2005	6.25	12/01/35	450	352,102

				2,712,747

Connecticut (0.7%)
Standard Life — Legend Canadian Equity Pool, Ser 2006 A	5.125	10/01/36	985	504,881

District of Columbia (1.1%)
District of Columbia, Income Tax Secured Revenue Refg Ser 2009 B (c)	13.286	06/01/17	300	329,643

Metropolitan Washington Airports Authority, District of Columbia & Virginia, CaterAir International Corp. Ser 1991 (AMT)	10.125	09/01/11	430	426,917

				756,560

Florida (12.7%)
Bellalago Educational Facilities Benefits District, Bellalago Charter School Ser 2004 B	5.80	05/01/34	460	397,339

Brevard County Health Facilities Authority, Buena Vida Estates, Inc. Ser 2007	6.75	01/01/37	290	262,209

Broward County Professional Sports Facilities, Civic Arena Refg Ser 2006 A (CR) (AGM & AMBAC Insd) (b)(c)	10.799	09/01/23	1,550	1,628,461

County of Alachua Industrial Development, North Florida Retirement Village, Ser 2007	5.875	11/15/36	500	436,730

County of Alachua Industrial Development, North Florida Retirement Village, Ser 2007	5.875	11/15/42	225	193,606

Fiddlers Creek Community Development District No. 1 Ser 2005	6.00	05/01/38	380	144,400

Fountainbleau Lakes Community Development District Ser 2007 B	6.00	05/01/15	250	129,885

Grand Bay at Doral Community Development District Ser 2007 A	6.00	05/01/39	1,000	497,940

Miami Beach Health Facilities Authority, Mount Sinai Medical Center Refg Ser 2004	6.75	11/15/21	145	149,679

Midtown Miami Community Development District, Parking Garage Ser 2004 A	6.25	05/01/37	1,000	960,990

Orange County Health Facilities Authority, Orlando Lutheran Towers, Inc. Ser 2005	5.375	07/01/20	1,100	1,010,471

Orange County Health Facilities Authority, Westminister Community Care Services, Inc. Ser 1999	6.75	04/01/34	560	544,768

Pinellas County Health Facilities Authority, Oaks of Clearwater Ser 2004	6.25	06/01/34	400	405,116

South Miami Health Facilities Authority, Baptist Health South Florida Obligated Group Ser 2007 (c)	9.176	08/15/15	1,500	1,507,966

Tolomato Community Development District, Special Assessment Ser 2007	6.55	05/01/27	300	260,847

See accompanying notes which are an integral part of this schedule.

1                      Invesco Municipal Income Opportunities Trust III

Schedule of Investments
June 30, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida (continued)
University Square Community Development District, Ser A-1	5.875%	05/01/38	$220	$198,488

				8,728,895

Georgia (1.3%)
City of Atlanta, Beltline Ser 2009 B	7.375	01/01/31	225	229,617

City of Atlanta, Eastside Ser 2005 B	5.60	01/01/30	500	501,080

Clayton County Development Authority, Ser 2009 B (AMT)	9.00	06/01/35	170	176,853

				907,550

Hawaii (2.2%)
Hawaii State, Ser 2008 DK (c)	11.12	05/01/23	640	711,200

Hawaii State Department of Budget & Finance, 15 Craigside Project Ser 2009 A	8.75	11/15/29	225	253,357

Hawaii State Department of Budget & Finance, Kahala Nui Ser 2003 A	8.00	11/15/33	500	533,850

				1,498,407

Illinois (8.4%)
Bolingbrook, Will & Dupage Counties Special Service Area No. 2005-1 Ser 2005	5.90	03/01/27	375	309,120

City of Chicago, Lake Shore East Ser 2002	6.75	12/01/32	500	480,470

City of Chicago, Ser 2007 F (d)(e)(f)	0.40	01/01/42	800	800,000

Hampshire Special Service Area No. 18 Ser 2007 A	6.00	03/01/44	260	201,058

Illinois Finance Authority, Elmhurst Memorial Healthcare Ser 2008 A	5.625	01/01/37	270	249,923

Illinois Finance Authority, Friendship Village of Schaumburg	7.00	02/15/38	325	321,438

Illinois Finance Authority, Landing at Plymouth Place Ser 2005 A	6.00	05/15/37	500	410,815

Illinois Finance Authority, Montgomery Place Ser 2006 A	5.75	05/15/38	500	416,910

Illinois Finance Authority, Park Place Elmhurst Ser 2010 A	8.25	05/15/45	225	222,174

Illinois Finance Authority, Villa St Benedict Ser 2003 A-1	6.90	11/15/33	750	285,300

Illinois Health Facilities Authority, Smith Crossing Ser 2003 A	7.00	11/15/32	450	436,135

Illinois State Toll Highway Authority, Ser 2008 B (c)	14.802	01/01/16	600	652,770

Village of Bolingbrook, Sales Tax Ser 2005	6.25	01/01/24	500	315,465

Village of Pingree Grove Special Service Area No. 7, Cambridge Lakes Ser 2006-1	6.00	03/01/36	495	420,280

Will-Kankakee Regional Development Authority, Senior Estates Supportive Living Ser 2007 (AMT)	7.00	12/01/42	300	269,523

				5,791,381

Indiana (1.0%)
City of Crown Point, Wittenberg Village Ser 2009 A	8.00	11/15/39	225	225,848

County of St. Joseph, Holy Cross Village at Notre Dame Ser 2006 A	6.00	05/15/26	275	257,865

Vigo County Independent Hospital Authority, Union Hospital Inc., Ser 2007	5.80	09/01/47	225	208,296

				692,009

Iowa (1.4%)
Iowa Finance Authority, Care Initiatives Ser 1996 (g)	9.25	07/01/11	855	945,792

Kansas (1.2%)
City of Olathe, Catholic Care Ser 2006 A	6.00	11/15/38	315	281,664

Overland Park Development Corp., Convention Center Hotel Ser 2000 A (g)	7.375	01/01/11	500	522,450

				804,114

Louisiana (2.1%)
Lakeshore Villages Master Community Development District, Special Assessment Ser 2007	5.25	07/01/17	446	271,886

Louisiana Local Government, Westlake Chemical Corp., Ser 2009 A	6.50	08/01/29	225	229,770

Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Refg Ser 2007	6.375	12/01/34	300	284,211

Parish of St John Baptist, Marathon Oil Corp. Ser 2007 A	5.125	06/01/37	250	237,640

Tobacco Settlement Financing Corp., Ser 2001 B	5.875	05/15/39	450	441,684

				1,465,191

Maryland (2.2%)
Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community Ser 2007 A	5.30	01/01/37	500	360,315

Maryland Industrial Development Financing Authority, Medical Waste Associates LP Ser 1989 (AMT)	8.75	11/15/10	1,235	1,136,200

				1,496,515

Massachusetts (3.3%)
Commonwealth of Massachusetts, Ser 2010 A (AMBAC Insd) (b)(c)	14.852	02/01/26	210	249,967

Massachusetts Development Finance Agency, Evergreen Center Ser 2005	5.50	01/01/35	300	261,822

Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility Ser 2007 A	5.75	11/15/42	200	144,310

Massachusetts Development Finance Agency, Loomis Communities Ser 1999 A	5.625	07/01/15	1,070	1,077,811

Massachusetts Development Finance Agency, The Groves in Lincoln Facility Ser 2009 B-2	7.75	06/01/39	225	232,052

Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser 2002 K (c)	15.062	07/01/32	230	281,704

				2,247,666

See accompanying notes which are an integral part of this schedule.

2                      Invesco Municipal Income Opportunities Trust III

Schedule of Investments
June 30, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan (1.2%)
Dearborn Economic Development Corp., Henry Ford Village, Inc. Refg Ser 2008	7.00%	11/15/28	$250	$234,775

Michigan Strategic Fund, Limited Obligation Revenue Ser 2003 A-1 (AMT)	6.75	12/01/28	225	250,171

Michigan Tobacco Settlement Finance Authority Ser 2007 A	6.00	06/01/48	440	321,319

				806,265

Minnesota (2.1%)
City of Brooklyn Park, Prairie Seeds Academy Ser 2009 A	9.25	03/01/39	200	220,074

City of Buffalo, Central Minnesota Senior Housing Ser 2006 A	5.50	09/01/33	500	440,500

City of Minneapolis Health Care System, Fairview Health Services Ser 2008 A	6.75	11/15/32	300	335,109

City of North Oaks, Presbyterian Homes of North Oaks Ser 2007	6.125	10/01/39	250	245,798

St Paul Housing & Redevelopment Authority Tax Increment, Emerald Gardens, Ser 2010	6.25	03/01/25	225	226,892

				1,468,373

Mississippi (0.9%)
Mississippi Business Finance Corp., System Energy Resources, Inc. Ser 1998	5.875	04/01/22	200	200,520

Mississippi Business Finance Corp. Gulf Opportunity Zone, Chevron USA Inc., Ser 2007 A (d)(e)(f)	0.13	12/01/30	400	400,000

				600,520

Missouri (4.3%)
Branson Regional Airport Transportation Development District Ser 2007 B (AMT)	6.00	07/01/37	250	136,753

City of Des Peres, West County Center Ser 2002	5.75	04/15/20	1,000	966,520

Kansas City Industrial Development Authority, Plaza Library Ser 2004	5.90	03/01/24	1,000	966,260

Kirkwood Industrial Development Authority, Aberdeen Heights Ser 2010 A	8.25	05/15/39	225	225,868

St Louis County Industrial Development Authority, Ranken-Jordan Refg Ser 2007	5.00	11/15/22	250	229,592

St Louis County Industrial Development Authority, St Andrews Resources for Seniors Ser 2007 A	6.375	12/01/41	250	215,050

Valley Park Industrial Development Authority Senior Housing, Cape Albeon, Ser 1998	6.15	12/01/33	225	214,178

				2,954,221

Nebraska (0.3%)
Gage County Hospital Authority No. 1, Beatrice Community Hospital & Health Ser 2010 B	6.75	06/01/35	225	226,597

Nevada (1.9%)
City of Henderson, Local Improvement District No. T-18 Ser 2006	5.30	09/01/35	500	226,380

City of Sparks, Local Improvement District No. 3 Ser 2008	6.50	09/01/20	300	296,460

County of Clark Special Improvement District No. 142, Mountain’s Edge Ser 2003	6.375	08/01/23	480	460,066

Director of the State of Nevada, Department of Business & Industry, Las Vegas Monorail 2nd Tier Ser 2000	7.375	01/01/40	1,000	2,400

Las Vegas Redevelopment Agency, Tax Increment Ser 2009 A	8.00	06/15/30	250	289,135

				1,274,441

New Hampshire (0.3%)
New Hampshire Business Finance Authority, Huggins Hospital Ser 2009	6.875	10/01/39	225	228,177

New Jersey (5.0%)
New Jersey Economic Development Authority, Continental Airlines, Inc. Ser 1999 (AMT)	6.25	09/15/19	225	214,684

New Jersey Economic Development Authority, Franciscan Oaks Ser 1997	5.70	10/01/17	1,000	999,430

New Jersey Economic Development Authority, Franciscan Oaks Ser 1997	5.75	10/01/23	1,000	931,830

New Jersey Economic Development Authority, Lions Gate Ser 2005 A	5.875	01/01/37	500	421,070

New Jersey Economic Development Authority, The Presbyterian Home at Montgomery Ser 2001 A	6.25	11/01/20	500	473,205

New Jersey Health Care Facilities Financing Authority, Raritan Bay Medical Center Ser 1994	7.25	07/01/27	360	289,893

Tobacco Settlement Financing Corp., Ser 2007-1 A	4.625	06/01/26	150	123,000

				3,453,112

New Mexico (0.3%)
New Mexico State Hospital Equipment Loan Council First Mortgage, La Vida Llena, Ser 2010 A	6.125	07/01/40	225	224,539

New York (2.9%)
Brooklyn Arena Local Development Corp., Barclays Center Ser 2009 (a)	0.00	07/15/35	365	71,277

Brooklyn Arena Local Development Corp., Barclays Center Ser 2009 (a)	0.00	07/15/46	2,250	170,978

Mount Vernon Industrial Development Agency, Meadowview at the Wartburg Ser 1999	6.20	06/01/29	500	465,785

Nassau County Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside Project Ser 2007 A	6.50	01/01/27	325	329,420

New York City Industrial Development Agency, 7 World Trade Center LLC Ser 2005 A	6.50	03/01/35	500	499,270

New York City Industrial Development Agency, Polytechnic University Refg Ser 2007 (ACA Insd) (b)	5.25	11/01/37	250	228,372

Seneca County Industrial Development Agency, Seneca Meadows, Inc. Ser 2008 (AMT)	6.625	10/01/35	225	226,391

				1,991,493

See accompanying notes which are an integral part of this schedule.

3                     Invesco Municipal Income Opportunities Trust III

Schedule of Investments
June 30, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina (0.2%)
North Carolina Medical Care Commission Health Care Facilities, Pennybyrn at Maryfield Ser 2005 A	6.125%	10/01/35	$200	$162,718

Ohio (3.4%)
Buckeye Tobacco Settlement Financing Authority, Asset-Backed Ser 2007 A-2	5.875	06/01/30	1,000	785,000

City of Centerville Health Care, Bethany Lutheran Village Ser 2007 A	6.00	11/01/38	300	262,215

County of Cuyahoga Health Care & Independent Living Facilities, Eliza Jennings Senior Care Ser 2007 A	5.75	05/15/27	450	387,391

County of Tuscarawas Hospital Facilities, The Twin City Hospital Ser 2007	6.35	11/01/37	200	182,432

Montgomery County Health Care & Multifamily Housing, Refg & Improvement-St Leonard, Ser 2010	6.625	04/01/40	225	224,244

Ohio Air Quality Development Authority, Pollution Control-Firstenergy Ser 2009	5.625	06/01/18	225	244,697

Toledo-Lucas County Port Authority, Crocker Park Ser 2003	5.375	12/01/35	270	233,947

				2,319,926

Oklahoma (2.6%)
Chickasawa Nation Health Systems Ser 2007	6.25	12/01/32	300	316,161

Citizen Potawatomi Nation Senior Tax Revenue, Ser 2004 A	6.50	09/01/16	250	244,940

Oklahoma Development Finance Authority, Comanche County Hospital Ser 2000 B	6.60	07/01/31	1,000	1,016,100

Tulsa County Industrial Authority, Montereau Inc. Ser 2010 A	7.25	11/01/45	225	222,145

				1,799,346

Pennsylvania (4.8%)
Allegheny County Hospital Development Authority, West Penn Allegheny Health Ser 2007 A	5.375	11/15/40	600	455,556

Allegheny County Redevelopment Authority, Pittsburgh Mills Ser 2004	5.60	07/01/23	500	468,820

Bucks County Industrial Development Authority, Ann’s Choice Ser 2005 A	6.25	01/01/35	750	691,095

Harrisburg Authority, Harrisburg University of Science & Technology Ser 2007 B	6.00	09/01/36	500	441,400

Montgomery County Industrial Development Authority, Whitemarsh Community Ser 2005	6.25	02/01/35	500	374,890

Pennsylvania Economic Development Financing Authority, Reliant Energy, Inc. Ser 2001 A (AMT)	6.75	12/01/36	175	180,619

Pennsylvania Intergovernmental Cooperative Authority, Philadelphia Funding Project Ser 2009 (c)	13.29	06/15/17	645	725,496

				3,337,876

Puerto Rico (0.3%)
Puerto Rico Sales Tax Financing Corp., Ser 2010 A (a)	0.00	08/01/34	900	190,530

South Carolina (2.2%)
City of Myrtle Beach, Myrtle Beach Air Force Base Ser 2006 A	5.30	10/01/35	750	499,222

County of Georgetown, Environment Improvement Revenue, International Paper Co. Ser 2000 A	5.95	03/15/14	150	164,198

South Carolina Jobs-Economic Development Authority, Wesley Commons Ser 2006	5.30	10/01/36	750	595,290

South Carolina Jobs-Economic Development Authority, Woodlands at Furman Ser 2007 A	6.00	11/15/37	325	237,565

				1,496,275

Tennessee (2.6%)
Johnson City Health & Educational Facilities Board, Mountain States Health Alliance Ser 2006 A	5.50	07/01/31	400	390,276

Shelby County Health, Educational & Housing Facilities Board, Trezevant Manor Ser 2006 A	5.75	09/01/37	500	440,320

Shelby County Health, Educational & Housing Facilities Board, Village at Germantown Ser 2003 A	7.25	12/01/34	750	723,795

Trenton Health & Educational Facilities Board, Ser 2009	9.25	04/01/39	225	233,077

				1,787,468

Texas (9.1%)
Alliance Airport Authority, Federal Express Corp. Refg Ser 2006 (AMT)	4.85	04/01/21	250	245,588

Austin Convention Enterprises, Inc., Convention Center Hotel Ser 2006 B	5.75	01/01/34	340	292,798

Brazos River Harbor Navigation District, The Dow Chemical Project Ser 2002A-4 (AMT)	5.95	05/15/33	200	199,464

Capital Area Cultural Education Facilities Finance Corp., Roman Catholic Diocese Ser 2005 B	6.125	04/01/45	225	226,532

Clifton Higher Education Finance Corp., Ser 2010 A	6.25	12/01/45	225	225,839

Decatur Hospital Authority, Wise Regional Health Ser 2004 A	7.125	09/01/34	500	502,570

HFDC of Central Texas, Inc., Legacy at Willow Bend, Ser 2006 A	5.75	11/01/36	500	402,325

HFDC of Central Texas, Inc., Ser 2009 A	7.75	11/15/44	225	226,829

Houston Airport System Special Facilities, Continental Airlines, Inc. Ser 2001 E (AMT)	6.75	07/01/21	200	197,260

Houston Airport System Special Facilities, Continental Airlines, Inc. Ser 2001 E (AMT)	6.75	07/01/29	200	195,816

Lubbock Health Facilities Development Corp., Carillon Ser 2005 A	6.50	07/01/26	1,000	968,180

Tarrant County Cultural Education Facilities Finance Corp., Mirador Ser 2010 A	8.125	11/15/39	335	335,124

Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp., Edgemere Ser 2006 A	6.00	11/15/36	250	240,083

Texas Department of Housing & Community Affairs, Ser 2007 B (AMT) (c)	8.046	09/01/27	1,528	1,572,174

Texas Private Activity Bond Surface Transportation Corp., Senior Lien Ser 2009	6.875	12/31/39	225	229,635

Travis County Health Facilities Development Corp., Westminster Manor Ser 2010	7.00	11/01/30	225	228,107

				6,288,324

See accompanying notes which are an integral part of this schedule.

4                     Invesco Municipal Income Opportunities Trust III

Schedule of Investments
June 30, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Utah (0.8%)
County of Emery Environmental Improvement, Pacificorp Ser 1996 (AMT)	6.15%	09/01/30	$350	$349,993

Utah State Charter School Finance Authority, North Davis Preparatory, Ser 2010	6.375	07/15/40	225	225,486

				575,479

Virginia (5.1%)
Chesterfield County Industrial Development Authority, Brandermill Woods Ser 1998	6.50	01/01/28	2,527	2,257,948

Peninsula Ports Authority of Virginia, Baptist Homes Ser 2006 C	5.40	12/01/33	1,000	673,040

Peninsula Town Center Community Development Authority Ser 2007	6.45	09/01/37	300	291,003

Virginia Small Business Financing Authority, Hampton Ser 2009	9.00	07/01/39	250	261,735

				3,483,726

Washington (2.3%)
King County Public Hospital District No. 4, Snoqualime Valley Hospital Ser 2009	7.25	12/01/38	225	233,381

Port of Seattle Industrial Development Corp., Northwest Airlines, Inc. Ser 2001 (AMT)	7.25	04/01/30	350	349,325

Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Ser 2008	7.375	03/01/38	250	277,945

Washington Housing Finance Commission, Skyline at First Hill Ser 2007 A	5.625	01/01/38	1,000	692,490

				1,553,141

West Virginia (0.6%)
West Virginia Hospital Finance Authority, Thomas Health System, Inc. Ser 2008	6.50	10/01/38	425	411,612

Wisconsin (0.5%)
Wisconsin Health & Educational Facilities Authority, ProHealth Care, Inc. Ser 2009	6.375	02/15/29	325	352,420

Total Municipal Obligations (Cost $78,127,323)	105.2%			72,432,180

Other Assets Less Liabilities	0.7			536,661

Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
Notes with interest rates ranging from 0.31% to 0.56% at 05/31/10 and contractual maturities of collateral ranging from 01/01/16 to 09/15/32 (See Note 1B) (h)	(5.9)			(4,095,000)

Net Assets	100.0%			$68,873,841

Investment Abbreviations:

ACA	ACA Financial Guaranty Corporation.

AGM	Assured Guaranty Municipal Corporation.

AMBAC	AMBAC Assurance Corporation.

AMT	Alternative Minimum Tax.

CR	Custodial Receipts.

Insd	Insured

Notes to Schedule of Investments:

(a)	Capital appreciation bond.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to Special Purpose Trusts entered into by the Fund. (See Note 1B)

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2010.

(e)	Security is considered a cash equivalent.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at June 30, 2010. At June 30, 2010, the Fund’s investments with a value of $7,874,341 are held by the Dealer Trusts and serve as collateral for the $4,095,000 in floating rate note and dealer trust obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.

5                     Invesco Municipal Income Opportunities Trust III

Notes to Quarterly Schedule of Portfolio Holdings
June 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund may invest up to 20% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.

Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

E.	Floating Rate Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments.
Invesco Municipal Income Opportunities Trust III

E.	Floating Rate Obligations Related to Securities Held (continued) — The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund may enter into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$71,232,180	$—	$71,232,180

Short-term Investments	—	1,200,000	—	1,200,000

Total Investments	$—	$72,432,180	$—	$72,432,180

NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,428,172

Aggregate unrealized (depreciation) of investment securities	(8,106,587)

Net unrealized appreciation (depreciation) of investment securities	$(5,678,415)

Cost of investments for tax purposes is $78,110,595.
Invesco Municipal Income Opportunities Trust III

Item 2. Controls and Procedures.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Municipal Income Opportunities Trust III

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: August 27, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: August 27, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: August 27, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.